MATURITY OF FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2017
Maturity Of Financial Assets And Liabilities
MATURITY OF FINANCIAL ASSETS AND LIABILITIES

NOTE 19

MATURITY OF FINANCIAL ASSETS AND LIABILITIES

As of December 31, 2017 and 2016, the detail of the maturities of assets and liabilities is as follows:

As of December 31, 2017	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Subtotal up to 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Subtotal More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Financial assets
Cash and deposits in banks	1,452,922	-	-	-	1,452,922	-	-	-	-	1,452,922
Cash items in process of collection	668,145	-	-	-	668,145	-	-	-	-	668,145
Trading investments	-	72,983	4,024	68,277	145,284	110,824	90,507	139,121	340,452	485,736
Investments under resale agreements	-	-	-	-	-	-	-	-	-	-
Financial derivative contracts	-	135,780	198,876	410,415	745,071	385,428	371,090	737,058	1,493,576	2,238,647
Interbank loans (*)	-	6,064	152,911	3,710	162,685	-	-	-	-	162,685
Loans and accounts receivables from customers (**)	769,823	2,206,734	2,288,372	4,348,975	9,613,904	5,187,501	2,938,326	9,823,498	17,949,325	27,563,229
Available for sale investments	-	58,850	11,788	102,600	173,238	556,289	975,372	869,647	2,401,308	2,574,546
Guarantee deposits (margin accounts)	323,767	-	-	-	323,767	-	-	-	-	323,767
Total financial assets	3,214,657	2,480,411	2,655,971	4,933,977	13,285,016	6,240,042	4,375,295	11,569,324	22,184,661	35,469,677

Financial liabilities
Deposits and other demand liabilities	7,768,166	-	-	-	7,768,166	-	-	-	-	7,768,166
Cash items in process of being cleared	486,726	-	-	-	486,726	-	-	-	-	486,726
Obligations under repurchase agreements	-	268,061	-	-	268,061	-	-	-	-	268,061
Time deposits and other time liabilities	121,479	5,120,171	4,201,271	2,299,018	11,741,939	106,833	2,811	62,362	172,006	11,913,945
Financial derivative contracts	-	144,410	196,444	356,288	697,142	378,582	358,358	705,406	1,442,346	2,139,488
Interbank borrowings	4,130	46,013	397,419	1,030,241	1,477,803	220,554	-	-	220,554	1,698,357
Issued debt instruments	-	21,043	55,119	274,239	350,401	1,727,571	2,104,771	2,910,910	6,743,252	7,093,653
Other financial liabilities	177,663	701	2,583	31,879	212,826	27,581	404	1,219	29,204	242,030
Guarantees received (margin accounts)	408,313	-	-	-	408,313	-	-	-	-	408,313
Total financial liabilities	8,966,477	5,600,399	4,852,836	3,991,665	23,411,377	2,461,121	2,466,344	3,679,897	8,607,362	32,018,739

(*) Interbank loans are presented on a gross basis. The amount of allowance is Ch$472 million.

(**) Loans and accounts receivables from customers are presented on a gross basis. Provisions amounts according to type of loan are detailed as follows: Commercial loans Ch$ 437,863 million, Mortgage loans Ch$ 69,066 million, and Consumer loans Ch$ 283,756 million.

As of December 31, 2016	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Subtotal up to 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Subtotal More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Financial assets
Cash and deposits in banks	2,279,389	-	-	-	2,279,389	-	-	-	-	2,279,389
Cash items in process of collection	495,283	-	-	-	495,283	-	-	-	-	495,283
Trading investments	-	52,443	13,252	118,845	184,540	75,378	106,808	30,261	212,447	396,987
Investments under resale agreements	-	6,736	-	-	6,736	-	-	-	-	6,736
Financial derivative contracts	-	82,243	120,653	292,801	495,697	531,094	357,833	1,116,158	2,005,085	2,500,782
Interbank loans (*)	-	12,859	135,756	124,143	272,758	44	-	5	49	272,807
Loans and accounts receivables from customers (**)	717,306	2,393,216	2,108,001	4,488,993	9,707,516	4,937,271	2,909,140	9,379,697	17,226,108	26,933,624
Available for sale investments	-	1,581,682	250,222	314,842	2,146,746	37,974	379,976	824,210	1,242,160	3,388,906
Guarantee deposits (margin accounts)	396,289	-	-	-	396,289	-	-	-	-	396,289
Total financial assets	3,888,267	4,129,179	2,627,884	5,339,624	15,984,954	5,581,761	3,753,757	11,350,331	20,685,849	36,670,803

Financial liabilities
Deposits and other demand liabilities	7,539,315	-	-	-	7,539,315	-	-	-	-	7,539,315
Cash items in process of being cleared	288,473	-	-	-	288,473	-	-	-	-	288,473
Obligations under repurchase agreements	-	212,437	-	-	212,437	-	-	-	-	212,437
Time deposits and other time liabilities	121,527	6,105,767	4,193,906	2,537,299	12,958,499	118,101	13,913	61,196	193,210	13,151,709
Financial derivative contracts	-	92,335	122,565	263,893	478,793	494,539	346,948	971,881	1,813,368	2,292,161
Interbank borrowings	4,557	373,423	115,769	1,154,063	1,647,812	233,542	35,014	-	268,556	1,916,368
Issued debt instruments	-	43,141	185,425	922,705	1,151,271	1,168,117	1,444,593	3,562,391	6,175,101	7,326,372
Other financial liabilities	153,049	1,461	1,161	2,817	158,488	58,641	7,766	15,121	81,528	240,016
Guarantees received (margin accounts)	480,926	-	-	-	480,926	-	-	-	-	480,926
Total financial liabilities	8,587,847	6,828,564	4,618,826	4,880,777	24,916,014	2,072,940	1,848,234	4,610,589	8,531,763	33,447,777

(*) Interbank loans are presented on a gross basis. The amount of allowance is Ch$4,135 million.

(**) Loans and accounts receivables from customers are presented on a gross basis. Provisions amounts according to type of loan are detailed as follows: Commercial loans Ch$ 429,442 million, Mortgage loans Ch$ 57,009 million, and Consumer loans Ch$ 300,019 million.